Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital (Details)(Parenthetical)	12 Months Ended
	Dec. 31, 2024 shares
Conversion ration	13.6145-for-1 conversion
CCT's ordinary shares issued and outstanding prior to the reverse recapitalization	450,615,461
Conversion of prime impact's	73,004,981
Redeemable Convertible Preferred Stock [Member]
Convertible redeemable preferred shares	479,099,566
Conversion Of CCTs Ordinary Shares [Member]
Conversion of prime impact's	33,098,268	[1]
Conversion Of CCTs Convertible Redeemable Preferred Shares [Member]
Conversion ration	conversion ratio of 13.6145:1
Conversion of prime impact's	35,190,468	[1]
Common Class A [Member]
Conversion of prime impact's	375,193
Prime Impact converted issued and outstanding	4,716,245
Common Class B [Member]
Conversion of prime impact's	4,341,052

[1]	On the Closing Date, CCT converted its (i) 450,615,461 issued and outstanding ordinary shares; and (ii) 479,099,566 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 33,098,268 and 35,190,468 Class A ordinary shares of the Company, respectively, based on the conversion ratio of 13.6145:1.